DEMAND PROMISSORY NOTE (Details Textual) (USD $) In Thousands, unless otherwise specified					3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Dominion Capital, LLC. [Member]	Mar. 31, 2014 Dominion Capital, LLC. [Member] Minimum [Member]	Mar. 31, 2014 Dominion Capital, LLC. [Member] Maximum [Member]
Demand Promissory Notes [Line Items]
Demand Promissory Notes Current	$ 500	$ 0
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%	12.00%
Debt Instrument, Maturity Date					Mar. 14, 2014	Aug. 14, 2014